SALES REVENUE (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	R$ 5,025,619	R$ 4,975,528	R$ 10,527,101	R$ 10,401,228
Taxes levied	(46,969)	(33,184)	(77,082)	(64,462)
Total revenue	4,978,650	4,942,344	10,450,019	10,336,766
Domestic revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	4,075,657	3,913,259	8,450,513	8,219,014
Foreign revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	902,993	1,029,085	1,999,506	2,117,752
Passenger revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	4,573,579	4,579,638	9,623,102	9,597,841
Taxes levied	(13,046)	(716)	(13,792)	(1,545)
Other revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	452,040	395,890	903,999	803,387
Taxes levied	R$ (33,923)	R$ (32,468)	R$ (63,290)	R$ (62,917)